Financial Instruments (Details) - Schedule of maturity profile of financial liabilities based on contractual undiscounted payments - ILS (₪) ₪ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments (Details) - Schedule of maturity profile of financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables	₪ 3,107	₪ 1,868
Other payables	3,327	2,381
Lease liabilities	6,064	8,714
Loans from others	84,477	94,658
Total	96,975	107,621
Less than one year [Member]
Financial Instruments (Details) - Schedule of maturity profile of financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables	3,107	1,868
Other payables	3,327	1,246
Lease liabilities	552	1,128
Loans from others
Total	6,986	4,242
1 to 2 years [Member]
Financial Instruments (Details) - Schedule of maturity profile of financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables
Other payables		1,135
Lease liabilities	885	1,128
Loans from others	70,398	78,883
Total	71,283	81,146
2 to 3 years [Member]
Financial Instruments (Details) - Schedule of maturity profile of financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables
Other payables
Lease liabilities	845	1,174
Loans from others	14,079	15,775
Total	14,924	16,949
3 to 4 years [Member]
Financial Instruments (Details) - Schedule of maturity profile of financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables
Other payables
Lease liabilities	904	1,174
Loans from others
Total	904	1,174
4 to 5 years [Member]
Financial Instruments (Details) - Schedule of maturity profile of financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables
Other payables
Lease liabilities	977	1,174
Loans from others
Total	977	1,174
> 5 years [Member]
Financial Instruments (Details) - Schedule of maturity profile of financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables
Other payables
Lease liabilities	1,901	2,936
Loans from others
Total	₪ 1,901	₪ 2,936